April 8, 2009

This submission is being made solely to obtain an identifier for an Institutional Shares class that was inadvertently overlooked on the 485BPOS filing made on April 7, 2009.

The Class for Which Identifiers Are Needed:  Institutional Shares of Federated Stock and Bond Fund (File Nos. 2-10415 and 811-1).

Accession Number of previous 485BPOS Filing for which we are now requesting new numbers is : 0001318148-09-000528.

Thank you.

Catherine C. Ryan
Paralegal Supervisor
Investment Management Group
412.288.8116
ccryan@reedsmith.com
Reed Smith LLP
Federated Investors Tower
12th Floor, 1001 Liberty Avenue
Pittsburgh, PA  15222
Fax 412.288.8141